Results of operation - Revenue and Cost of goods sold (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 EUR (€) customer	Jun. 30, 2024 EUR (€) customer	Jun. 30, 2025 EUR (€) customer	Jun. 30, 2024 EUR (€) customer	Dec. 31, 2024 EUR (€)
Disclosure of research and development expenses [Line items]
Revenue	€ 1,340,000	€ 771,000	€ 2,404,000	€ 1,992,000
Number of customers | customer	2	2	2	2
Percentage of entity's revenue			10.00%	10.00%
Contract liability			€ 460,000
Non-current contract liability	€ 225,000		225,000		€ 472,000
Non-current contract liability balance at the beginning of the period			165,000
Purchases of goods and services	843,000	€ 1,961,000	1,512,000	€ 2,518,000
Inventory movement	(353,000)	(1,680,000)	(616,000)	(1,783,000)
Total cost of goods sold	490,000	281,000	896,000	735,000
Germany
Disclosure of research and development expenses [Line items]
Revenue	1,200,000	700,000	2,100,000	1,600,000
England
Disclosure of research and development expenses [Line items]
Revenue	€ 165,000		268,000
UAE
Disclosure of research and development expenses [Line items]
Revenue			€ 32,000
Switzerland
Disclosure of research and development expenses [Line items]
Revenue		96,000		306,000,000,000
Spain
Disclosure of research and development expenses [Line items]
Revenue		€ 24,000		72,000
Italy
Disclosure of research and development expenses [Line items]
Revenue				€ 46,000